INCOME TAXES (Tables)	12 Months Ended
Jan. 30, 2016
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit), Intraperiod Tax Allocation Table
Total income taxes were allocated as follows:

	Year Ended
(in millions)	January 30, 2016	January 31, 2015	February 1, 2014
Income from continuing operations	$165.8	$355.0	$357.6
Shareholders' equity, tax benefit on
exercises/vesting of equity-based
compensation	(12.8)	(4.5)	(9.8)
	$153.0	$350.5	$347.8

Income tax provision (benefit) Table
The provision for income taxes consists of the following:

	Year Ended
	January 30,	January 31,	February 1,
(in millions)	2016	2015	2014
Federal - current	$126.9	$325.1	$304.6
State - current	14.6	47.6	45.9
Foreign - current	0.5	0.4	0.4
Total current	142.0	373.1	350.9

Federal - deferred	7.4	(9.7)	10.5
State - deferred	3.3	(3.2)	0.9
Foreign - deferred	13.1	(5.2)	(4.7)
Total deferred	$23.8	$(18.1)	$6.7

Federal statutory tax rate reconciliation Table
A reconciliation of the statutory federal income tax rate and the effective rate follows:

	Year Ended
	January 30, 2016	January 31, 2015	February 1, 2014
Statutory tax rate	35.0%	35.0%	35.0%
Effect of:
State and local income taxes,
net of federal income tax benefit	3.0	3.3	3.3
Work Opportunity Tax Credit	(3.8)	(1.0)	(0.9)
International taxes	(4.5)	—	—
Change in valuation allowance	4.1	—	—
Nondeductible acquisition costs	1.5	—	—
Other, net	1.7	(0.1)	0.1
Effective tax rate	37.0%	37.2%	37.5%

Components of Deferred Tax Assets and Liabilities Table
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  All deferred tax assets and liabilities are classified on the accompanying consolidated balance sheets as noncurrent in accordance with ASU 2015-17 "Income Taxes (Topic 740)" and are netted based on taxing jurisdiction.
Significant components of the Company's net deferred tax assets (liabilities) follow:

(in millions)	January 30, 2016	January 31, 2015
Deferred tax assets:
Deferred rent	$47.3	$41.0
Accrued expenses	73.2	37.6
Net operating losses and credit carryforwards	53.1	31.0
Accrued compensation expense	77.8	33.8
Other	0.3	5.1
Total deferred tax assets	251.7	148.5
Valuation allowance	(48.4)	(13.8)
Deferred tax assets, net	203.3	134.7
Deferred tax liabilities:
Property and equipment	(369.3)	(48.7)
Other intangibles	(1,415.9)	(18.7)
Prepaid expenses	(3.3)	(3.0)
Inventory	(1.4)	(5.4)
Total deferred tax liabilities	(1,789.9)	(75.8)
Net deferred tax asset (liability)	$(1,586.6)	$58.9

Reconciliation of Unrecognized Tax Benefits Table
The balance for unrecognized tax benefits at January 30, 2016 was $71.4 million.  The total amount of unrecognized tax benefits at January 30, 2016 that, if recognized, would affect the effective tax rate was $19.3 million (net of the federal tax benefit).
The following is a reconciliation of the Company’s total gross unrecognized tax benefits:

	January 30, 2016	January 31, 2015
Beginning Balance	$6.5	$5.5
Additions, Acquisition of Family Dollar	64.4	—
Additions, based on tax positions related to current year	1.9	0.6
Additions for tax positions of prior years	1.6	0.9
Settlements	(1.8)	—
Lapses in statutes of limitation	(1.2)	(0.5)
Ending balance	$71.4	$6.5